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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      November 30, 2014 & May 31, 2014

Date of reporting period:    August 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value

Consumer Discretionary - 19.8%
Auto Components - 4.5%
Autoliv, Inc.	21,161	$2,194,184
Gentex Corp.	33,697	995,746
Visteon Corp. *	19,609	1,984,235
		5,174,165
Hotels, Restaurants & Leisure - 1.5%
Wyndham Worldwide Corp.	20,816	1,684,847

Internet & Catalog Retail - 3.3%
Expedia, Inc.	35,470	3,046,873
zulily, inc. - Class A *	22,630	742,264
		3,789,137
Leisure Products - 2.0%
Polaris Industries, Inc.	15,432	2,243,504

Multi-line Retail - 1.0%
Dillard's, Inc. - Class A	9,412	1,075,980

Specialty Retail - 7.5%
Foot Locker, Inc.	28,577	1,603,455
PetSmart, Inc.	32,772	2,345,492
Signet Jewelers Ltd.	24,916	2,936,849
Williams-Sonoma, Inc.	25,943	1,706,271
		8,592,067
Energy - 6.2%
Energy Equipment & Services - 2.5%
Core Laboratories N.V.	6,743	1,065,327
Helmerich & Payne, Inc.	16,885	1,773,769
		2,839,096
Oil, Gas & Consumable Fuels - 3.7%
Carrizo Oil & Gas, Inc. *	31,061	1,948,146
Whiting Petroleum Corp. *	24,580	2,277,584
		4,225,730
Financials - 9.2%
Banks - 2.6%
Cullen/Frost Bankers, Inc.	17,000	1,336,200
First Republic Bank/CA	33,167	1,621,866
		2,958,066
Capital Markets - 2.4%
Affiliated Managers Group, Inc. *	8,206	1,732,697
Evercore Partners, Inc. - Class A	20,318	1,040,891
		2,773,588

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value

Financials - 9.2% (Continued)
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc. - Class A	20,780	$487,083
MarketAxess Holdings, Inc.	7,496	441,664
		928,747
Insurance - 1.5%
XL Group plc	48,838	1,669,283

Real Estate Management & Development - 1.9%
CBRE Group, Inc. - Class A *	69,350	2,203,943

Health Care - 18.5%
Biotechnology - 3.9%
Isis Pharmaceuticals, Inc. *	32,675	1,331,833
Keryx Biopharmaceuticals, Inc. *	54,015	982,533
Medivation, Inc. *	11,757	1,072,944
Momenta Pharmaceuticals, Inc. *	29,305	345,506
United Therapeutics Corp. *	6,389	752,816
		4,485,632
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc. *	21,096	1,148,888
DexCom, Inc. *	19,533	863,359
		2,012,247
Health Care Providers & Services - 4.7%
Centene Corp. *	14,031	1,096,242
Tenet Healthcare Corp. *	23,638	1,446,173
Universal Health Services, Inc. - Class B	24,538	2,808,129
		5,350,544
Life Sciences Tools & Services - 3.0%
ICON plc *	22,347	1,107,070
PAREXEL International Corp. *	18,962	1,070,215
WuXi PharmaTech (Cayman), Inc. - ADR *	34,710	1,284,964
		3,462,249
Pharmaceuticals - 5.1%
Akorn, Inc. *	48,565	1,895,006
Jazz Pharmaceuticals plc *	9,690	1,578,695
Salix Pharmaceuticals Ltd. *	15,061	2,396,356
		5,870,057
Industrials - 15.4%
Aerospace & Defense - 1.2%
B/E Aerospace, Inc. *	16,686	1,413,972

Electrical Equipment - 0.8%
EnerSys, Inc.	14,712	945,834

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value

Industrials - 15.4% (Continued)
Machinery - 5.1%
Nordson Corp.	18,773	$1,521,739
Proto Labs, Inc. *	7,989	601,092
Valmont Industries, Inc.	9,050	1,273,788
Wabtec Corp.	28,805	2,401,185
		5,797,804
Professional Services - 3.8%
Robert Half International, Inc.	50,538	2,537,513
Towers Watson & Co. - Class A	15,927	1,746,077
		4,283,590
Road & Rail - 1.8%
Old Dominion Freight Line, Inc. *	30,919	2,061,370

Trading Companies & Distributors - 2.7%
United Rentals, Inc. *	25,744	3,028,782

Information Technology - 24.0%
Communications Equipment - 3.2%
Ciena Corp. *	55,744	1,153,343
F5 Networks, Inc. *	11,798	1,465,194
Finisar Corp. *	48,507	985,177
		3,603,714
Electronic Equipment, Instruments & Components - 2.2%
Dolby Laboratories, Inc. - Class A *	27,446	1,278,435
FEI Co.	14,954	1,256,734
		2,535,169
Internet Software & Services - 5.9%
Bitauto Holdings Ltd. - ADR *	20,221	1,776,010
IAC/InterActiveCorp	36,460	2,537,251
Yelp, Inc. *	15,962	1,315,588
YY, Inc. - ADR *	13,350	1,133,282
		6,762,131
IT Services - 7.1%
Gartner, Inc. *	26,971	2,011,767
Global Payments, Inc.	22,814	1,659,034
Heartland Payment Systems, Inc.	30,130	1,439,310
NeuStar, Inc. - Class A *	32,336	953,589
Total System Services, Inc.	64,234	2,020,802
		8,084,502
Semiconductors & Semiconductor Equipment - 2.0%
Entegris, Inc. *	84,732	1,028,646
Power Integrations, Inc.	20,640	1,233,859
		2,262,505

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value

Information Technology - 24.0% (Continued)
Software - 3.6%
Informatica Corp. *	24,783	$843,985
Manhattan Associates, Inc. *	18,199	525,587
NetScout Systems, Inc. *	14,553	670,457
Rovi Corp. *	37,796	874,222
Tableau Software, Inc. - Class A *	19,029	1,246,209
		4,160,460
Materials - 4.0%
Chemicals - 0.9%
Albemarle Corp.	15,743	1,000,940

Containers & Packaging - 1.2%
Silgan Holdings, Inc.	27,701	1,394,745

Metals & Mining - 0.5%
Constellium N.V. - Class A *	20,951	596,684

Paper & Forest Products - 1.4%
KapStone Paper and Packaging Corp. *	52,134	1,602,599

Total Common Stocks (Cost $94,475,841)		$110,873,683

MONEY MARKET FUNDS - 3.9%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)
(Cost $4,472,386)	4,472,386	$4,472,386

Total Investments at Value - 101.0% (Cost $98,948,227)		$115,346,069

Liabilities in Excess of Other Assets - (1.0%)		(1,180,298)

Net Assets - 100.0%		$114,165,771

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

1.  Securities Valuation

APEXcm Small/Mid Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of Ultimus Managers Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$110,873,683	$-	$-	$110,873,683
Money Market Funds	4,472,386	-	-	4,472,386
Total	$115,346,069	$-	$-	$115,346,069

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

Tax cost of portfolio investments	$98,975,767

Gross unrealized appreciation	$17,661,742
Gross unrealized depreciation	(1,291,440)

Net unrealized appreciation	$16,370,302

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCKS - 101.9%	Shares	Value
Consumer Discretionary - 20.3%
Auto Components - 0.1%
Gentex Corporation	421	$12,441

Automobiles - 0.2%
Thor Industries, Inc.	989	53,119

Diversified Consumer Services - 0.7%
H&R Block, Inc. (a)	4,882	163,693

Hotels, Restaurants & Leisure - 0.6%
Interval Leisure Group, Inc. (a)	5,603	121,137

Household Durables - 0.3%
NVR, Inc. (b)	44	51,620
Tupperware Brands Corporation (a)	164	12,015
		63,635
Leisure Products - 2.1%
Arctic Cat, Inc.	528	19,546
LeapFrog Enterprises, Inc. (a) (b)	6,483	42,010
Smith & Wesson Holding Corporation (a) (b)	18,583	205,714
Sturm, Ruger & Company, Inc. (a)	3,730	188,029
		455,299
Media - 3.9%
Gannett Company, Inc. (a)	1,626	54,894
Harte-Hanks, Inc.	3,841	26,925
Interpublic Group of Companies, Inc. (a)	5,803	113,333
National CineMedia, Inc. (a)	14,155	206,663
Omnicom Group, Inc.	1,384	99,662
Scripps Networks Interactive, Inc. - Class A	223	17,775
Starz - Series A (b)	5,896	184,486
Time Warner, Inc.	267	20,567
Viacom, Inc. - Class B	1,593	129,272
		853,577
Specialty Retail - 9.5%
American Eagle Outfitters, Inc. (a)	5,260	74,061
Bed Bath & Beyond, Inc. (a) (b)	2,779	178,579
Best Buy Company, Inc.	870	27,744
Buckle, Inc. (The) (a)	5,320	261,638
Cato Corporation (The) - Class A (a)	2,297	79,637
DSW, Inc. - Class A	445	13,768
Express, Inc. (a) (b)	9,678	167,817

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Consumer Discretionary - 20.3% (Continued)
Specialty Retail - 9.5% (Continued)
Foot Locker, Inc. (a)	2,577	$144,595
Francesca's Holdings Corporation (a) (b)	14,271	199,794
GameStop Corporation - Class A (a)	5,013	211,549
Gap, Inc. (The) (a)	6,299	290,699
GNC Holdings, Inc. - Class A	2,595	98,480
Hibbett Sports, Inc. (b)	464	21,080
Outerwall, Inc. (a) (b)	2,085	122,869
PetSmart, Inc.	297	21,256
Ross Stores, Inc.	253	19,081
Sally Beauty Holdings, Inc. (b)	457	12,741
Select Comfort Corporation (a) (b)	6,809	152,317
		2,097,705
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc. (a)	5,576	205,364
Iconix Brand Group, Inc. (a) (b)	4,507	187,626
Steven Madden Ltd. (a) (b)	7,301	248,161
Vera Bradley, Inc. (b)	384	7,880
		649,031
Consumer Staples - 18.4%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc. (a)	2,775	174,603
National Beverage Corporation (a) (b)	5,096	93,410
		268,013
Food & Staples Retailing - 0.1%
CVS Caremark Corporation	261	20,736

Food Products - 6.8%
Annie's, Inc. (b)	699	22,291
B&G Foods, Inc. (a)	3,516	106,183
Darling Ingredients, Inc. (a) (b)	3,646	70,295
Dean Foods Company (a)	3,278	53,038
General Mills, Inc.	393	20,978
Ingredion, Inc.	845	67,397
J & J Snack Foods Corporation	635	60,141
J.M. Smucker Company (The)	200	20,520
Kellogg Company	1,872	121,624
Kraft Foods Group, Inc.	3,197	188,303
Lancaster Colony Corporation (a)	2,851	252,057
Pilgrim's Pride Corporation (a) (b)	9,354	279,404
Sanderson Farms, Inc.	1,812	169,096

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Consumer Staples - 18.4% (Continued)
Food Products - 6.8% (Continued)
Seaboard Corporation (b)	23	$66,683
		1,498,010
Household Products - 1.8%
Clorox Company (The)	231	20,467
Energizer Holdings, Inc. (a)	757	91,991
Spectrum Brands Holdings, Inc.	2,357	204,116
WD-40 Company	1,106	75,982
		392,556
Personal Products - 3.4%
Herbalife Ltd.	1,650	84,117
Inter Parfums, Inc. (a)	5,207	158,605
Nu Skin Enterprises, Inc. - Class A (a)	2,286	102,230
Revlon, Inc. - Class A (a) (b)	5,398	183,370
USANA Health Sciences, Inc. (a) (b)	3,129	228,511
		756,833
Tobacco - 5.1%
Altria Group, Inc. (a)	6,610	284,759
Philip Morris International, Inc. (a)	2,302	197,005
Reynolds American, Inc. (a)	4,756	278,083
Universal Corporation	401	21,157
Vector Group Ltd. (a)	13,877	331,522
		1,112,526
Energy - 12.0%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc. (a) (b)	2,679	76,860
Geospace Technologies Corporation (b)	2,674	109,955
National Oilwell Varco, Inc. (a)	2,228	192,566
Oil States International, Inc. (b)	338	21,818
		401,199
Oil, Gas & Consumable Fuels - 10.2%
Alliance Resource Partners, L.P.	1,757	87,428
Alon USA Energy, Inc. (a)	1,705	28,354
Alon USA Partners, L.P. (a)	12,724	246,973
BP Prudhoe Bay Royalty Trust	950	92,084
Chevron Corporation (a)	172	22,265
CVR Energy, Inc. (a)	2,209	109,633
CVR Refining, L.P. (a)	6,732	161,635
Delek US Holdings, Inc. (a)	2,920	102,142
Green Plains, Inc.	718	32,087
HollyFrontier Corporation (a)	4,657	232,990
Marathon Oil Corporation (a)	5,949	248,014

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Energy - 12.0% (Continued)
Oil, Gas & Consumable Fuels - 10.2% (Continued)
Marathon Petroleum Corporation (a)	1,929	$175,558
Northern Tier Energy, L.P. (a)	6,699	175,380
Occidental Petroleum Corporation	406	42,114
Permian Basin Royalty Trust	2,873	41,285
Phillips 66 (a)	625	54,387
Renewable Energy Group, Inc. (a) (b)	2,984	36,285
REX American Resources Corporation (b)	532	56,834
SM Energy Company	542	48,260
VAALCO Energy, Inc. (b)	4,713	43,124
Valero Energy Corporation	749	40,551
Western Refining, Inc. (a)	3,711	172,673
		2,250,056
Health Care - 21.5%
Biotechnology - 3.9%
Anacor Pharmaceuticals, Inc. (b)	1,099	25,596
Myriad Genetics, Inc. (a) (b)	7,781	281,594
PDL BioPharma, Inc. (a)	27,358	276,042
United Therapeutics Corporation (a) (b)	2,296	270,538
		853,770
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (b)	180	9,803
Anika Therapeutics, Inc. (b)	1,343	56,406
Globus Medical, Inc. - Class A (a) (b)	9,635	174,779
ICU Medical, Inc. (b)	126	7,886
Medtronic, Inc. (a)	3,620	231,137
Meridian Bioscience, Inc.	388	7,593
Sirona Dental Systems, Inc. (b)	122	9,944
Thoratec Corporation (b)	1,694	42,350
		539,898
Health Care Providers & Services - 12.2%
AmerisourceBergen Corporation (a)	586	45,351
AMN Healthcare Services, Inc. (a) (b)	11,508	174,001
AmSurg Corporation (a) (b)	5,401	290,520
Bio-Reference Laboratories, Inc. (a) (b)	5,935	172,412
Cardinal Health, Inc. (a)	3,567	262,888
Chemed Corporation (a)	2,250	237,622
HealthSouth Corporation (a)	6,887	271,279
Laboratory Corporation of America Holdings (a) (b)	2,347	251,669
MEDNAX, Inc. (a) (b)	3,069	175,700
Owens & Minor, Inc.	265	9,116
Patterson Companies, Inc. (a)	4,949	199,296

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Health Care - 21.5% (Continued)
Health Care Providers & Services - 12.2% (Continued)
PharMerica Corporation (b)	2,319	$57,720
Quest Diagnostics, Inc. (a)	4,019	254,041
Select Medical Holdings Corporation	5,587	78,330
VCA, Inc. (a) (b)	5,146	209,699
		2,689,644
Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	420	25,805

Pharmaceuticals - 2.8%
AbbVie, Inc.	345	19,071
Depomed, Inc. (b)	4,799	73,665
Eli Lilly & Company	1,214	77,162
Endo International plc (a) (b)	815	51,924
Pfizer, Inc. (a)	4,622	135,840
Prestige Brands Holdings, Inc. (a) (b)	7,587	262,586
		620,248
Industrials - 19.1%
Aerospace & Defense - 4.4%
Cubic Corporation (a)	2,302	102,761
Engility Holdings, Inc. (a) (b)	4,550	159,887
Exelis, Inc. (a)	13,781	236,895
Northrop Grumman Corporation (a)	2,043	259,911
Raytheon Company (a)	2,160	208,095
		967,549
Commercial Services & Supplies - 3.9%
ADT Corporation (The)	1,809	66,680
Avery Dennison Corporation	2,344	112,817
Deluxe Corporation (a)	4,795	285,542
Performant Financial Corporation (a) (b)	13,839	133,131
Pitney Bowes, Inc. (a)	9,838	266,216
UniFirst Corporation	13	1,260
		865,646
Construction & Engineering - 1.5%
Argan, Inc.	1,729	69,247
Fluor Corporation	1,544	114,086
KBR, Inc. (a)	6,246	137,537
		320,870
Electrical Equipment - 1.2%
Babcock & Wilcox Company (The)	3,909	113,556
Brady Corporation - Class A	697	18,554
Emerson Electric Company (a)	1,847	118,245

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Industrials - 19.1% (Continued)
Electrical Equipment - 1.2% (Continued)
Generac Holdings, Inc. (b)	28	$1,303
		251,658
Machinery - 3.8%
American Railcar Industries, Inc.	480	38,256
Deere & Company (a)	1,146	96,367
Dover Corporation	236	20,737
Joy Global, Inc. (a)	2,095	132,299
Lindsay Corporation (a)	2,151	167,305
Oshkosh Corporation (a)	1,964	97,572
PACCAR, Inc. (a)	983	61,742
Valmont Industries, Inc. (a)	1,605	225,904
		840,182
Professional Services - 4.2%
Dun & Bradstreet Corporation (The) (a)	2,257	264,927
FTI Consulting, Inc. (a) (b)	1,550	57,505
Huron Consulting Group, Inc. (a) (b)	1,651	99,852
Insperity, Inc.	3,800	112,138
Navigant Consulting, Inc. (a) (b)	9,908	161,401
Resources Connection, Inc. (a)	1,487	22,766
RPX Corporation (a) (b)	14,009	212,797
		931,386
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (b)	203	23,883

Materials - 10.6%
Chemicals - 8.4%
Albemarle Corporation	346	21,999
American Vanguard Corporation	890	11,962
CF Industries Holdings, Inc. (a)	1,011	260,504
Cytec Industries, Inc.	373	38,434
Eastman Chemical Company	1,593	131,375
Ferro Corporation (b)	6,188	83,414
FutureFuel Corporation (a)	14,012	195,047
Innospec, Inc. (a)	814	34,334
Koppers Holdings, Inc. (a)	457	16,959
LyondellBasell Industries N.V. - Class A	902	103,144
Minerals Technologies, Inc.	267	16,720
NewMarket Corporation (a)	418	170,080
OCI Partners, L.P.	2,105	43,468
Olin Corporation (a)	7,945	216,819
Rentech Nitrogen Partners, L.P. (a)	1,021	15,325

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 101.9% (Continued)	Shares	Value
Materials - 10.6% (Continued)
Chemicals - 8.4% (Continued)
Scotts Miracle-Gro Company (The) - Class A	1,635	$94,389
Terra Nitrogen Company, L.P. (a)	1,613	239,934
Westlake Chemical Corporation	1,556	151,134
		1,845,041
Containers & Packaging - 0.4%
Crown Holdings, Inc. (b)	1,250	60,337
Greif, Inc. - Class A	311	14,894
Sonoco Products Company	394	16,217
		91,448
Metals & Mining - 0.9%
Kaiser Aluminum Corporation (a)	821	66,132
Southern Copper Corporation (a)	3,613	118,542
		184,674
Paper & Forest Products - 0.9%
Louisiana-Pacific Corporation (a) (b)	5,731	81,781
Schweitzer-Mauduit International, Inc. (a)	2,845	121,880
		203,661

Total Common Stocks (Cost $19,686,164)		$22,424,929

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $62,115)	62,115	$62,115

Total Investments at Value - 102.2% (Cost $19,748,279)		$22,487,044

Liabilities in Excess of Other Assets - (2.2%)		(488,869)

Net Assets - 100.0%		$21,998,175

(a)	All or a portion of the shares have been pledged as collateral for borrowings under the bank line of credit (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCKS - 133.9%	Shares	Value
Consumer Discretionary - 27.1%
Auto Components - 0.1%
Gentex Corporation	109	$3,221

Automobiles - 0.3%
Thor Industries, Inc. (a)	256	13,750

Diversified Consumer Services - 1.0%
H&R Block, Inc. (a)	1,233	41,342

Hotels, Restaurants & Leisure - 0.7%
Interval Leisure Group, Inc. (a)	1,435	31,025

Household Durables - 0.4%
NVR, Inc. (b)	12	14,078
Tupperware Brands Corporation (a)	42	3,077
		17,155
Leisure Products - 2.8%
Arctic Cat, Inc.	134	4,961
LeapFrog Enterprises, Inc. (a) (b)	1,690	10,951
Smith & Wesson Holding Corporation (a) (b)	4,792	53,047
Sturm, Ruger & Company, Inc. (a)	959	48,343
		117,302
Media - 5.2%
Gannett Company, Inc. (a)	423	14,280
Harte-Hanks, Inc.	1,000	7,010
Interpublic Group of Companies, Inc. (a)	1,494	29,178
National CineMedia, Inc. (a)	3,646	53,232
Omnicom Group, Inc. (a)	355	25,564
Scripps Networks Interactive, Inc. - Class A	58	4,623
Starz - Series A (a) (b)	1,514	47,373
Time Warner, Inc.	69	5,315
Viacom, Inc. - Class B (a)	407	33,028
		219,603
Specialty Retail - 12.7%
American Eagle Outfitters, Inc. (a)	1,367	19,247
Bed Bath & Beyond, Inc. (a) (b)	718	46,139
Best Buy Company, Inc.	223	7,111
Buckle, Inc. (The) (a)	1,370	67,376
Cato Corporation (The) - Class A (a)	592	20,525
DSW, Inc. - Class A	115	3,558
Express, Inc. (a) (b)	2,493	43,229

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Consumer Discretionary - 27.1% (Continued)
Specialty Retail - 12.7% (Continued)
Foot Locker, Inc. (a)	672	$37,706
Francesca's Holdings Corporation (a) (b)	3,671	51,394
GameStop Corporation - Class A (a)	1,288	54,354
Gap, Inc. (The) (a)	1,625	74,994
GNC Holdings, Inc. - Class A (a)	663	25,161
Hibbett Sports, Inc. (b)	119	5,406
Outerwall, Inc. (a) (b)	532	31,351
PetSmart, Inc.	78	5,582
Ross Stores, Inc.	66	4,978
Sally Beauty Holdings, Inc. (b)	118	3,290
Select Comfort Corporation (a) (b)	1,757	39,304
		540,705
Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc. (a)	1,434	52,814
Iconix Brand Group, Inc. (a) (b)	1,162	48,374
Steven Madden Ltd. (a) (b)	1,880	63,901
Vera Bradley, Inc. (a) (b)	103	2,114
		167,203
Consumer Staples - 23.2%
Beverages - 1.6%
Brown-Forman Corporation - Class B (a)	2	185
Dr Pepper Snapple Group, Inc. (a)	716	45,051
National Beverage Corporation (a) (b)	1,303	23,884
		69,120
Food & Staples Retailing - 0.1%
CVS Caremark Corporation	67	5,323

Food Products - 8.0%
B&G Foods, Inc. (a)	901	27,210
Darling Ingredients, Inc. (a) (b)	475	9,158
Dean Foods Company (a)	321	5,194
General Mills, Inc.	101	5,391
Ingredion, Inc. (a)	175	13,958
J & J Snack Foods Corporation	161	15,248
J.M. Smucker Company (The)	52	5,335
Kellogg Company (a)	400	25,988
Kraft Foods Group, Inc. (a)	823	48,475
Lancaster Colony Corporation (a)	736	65,070
Pilgrim's Pride Corporation (a) (b)	2,419	72,256
Sanderson Farms, Inc. (a)	466	43,487

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Consumer Staples - 23.2% (Continued)
Food Products - 8.0% (Continued)
Seaboard Corporation (a) (b)	1	$2,899
		339,669
Household Products - 2.4%
Clorox Company (The)	60	5,316
Energizer Holdings, Inc. (a)	195	23,697
Spectrum Brands Holdings, Inc. (a)	607	52,566
WD-40 Company	283	19,442
		101,021
Personal Products - 4.5%
Herbalife Ltd. (a)	421	21,463
Inter Parfums, Inc. (a)	1,156	35,212
Nu Skin Enterprises, Inc. - Class A (a)	585	26,161
Revlon, Inc. - Class A (a) (b)	1,399	47,524
USANA Health Sciences, Inc. (a) (b)	802	58,570
		188,930
Tobacco - 6.6%
Altria Group, Inc. (a)	1,703	73,365
Philip Morris International, Inc. (a)	592	50,663
Reynolds American, Inc. (a)	1,223	71,509
Vector Group Ltd. (a)	3,578	85,479
		281,016
Energy - 15.9%
Energy Equipment & Services - 2.4%
C&J Energy Services, Inc. (a) (b)	674	19,337
Geospace Technologies Corporation (a) (b)	686	28,208
National Oilwell Varco, Inc. (a)	572	49,438
Oil States International, Inc. (b)	86	5,551
		102,534
Oil, Gas & Consumable Fuels - 13.5%
Alliance Resource Partners, L.P.	448	22,293
Alon USA Energy, Inc. (a)	305	5,072
Alon USA Partners, L.P. (a)	3,288	63,820
BP Prudhoe Bay Royalty Trust (a)	244	23,651
Chevron Corporation (a)	46	5,955
CVR Energy, Inc. (a)	564	27,991
CVR Refining, L.P. (a)	1,745	41,897
Delek US Holdings, Inc. (a)	755	26,410
Green Plains, Inc.	183	8,178
HollyFrontier Corporation (a)	1,199	59,986
Marathon Oil Corporation (a)	1,536	64,036
Marathon Petroleum Corporation (a)	496	45,141

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Energy - 15.9% (Continued)
Oil, Gas & Consumable Fuels - 13.5% (Continued)
Northern Tier Energy, L.P. (a)	1,733	$45,370
Occidental Petroleum Corporation	103	10,684
Permian Basin Royalty Trust	732	10,519
Phillips 66 (a)	142	12,357
Renewable Energy Group, Inc. (a) (b)	773	9,400
REX American Resources Corporation (b)	136	14,529
SM Energy Company	111	9,883
VAALCO Energy, Inc. (b)	1,205	11,026
Valero Energy Corporation	191	10,341
Western Refining, Inc. (a)	965	44,901
		573,440
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care - 28.4%
Biotechnology - 5.1%
Anacor Pharmaceuticals, Inc. (b)	164	3,820
Myriad Genetics, Inc. (a) (b)	2,007	72,633
PDL BioPharma, Inc. (a)	7,040	71,034
United Therapeutics Corporation (a) (b)	591	69,637
		217,124
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (b)	111	6,045
Anika Therapeutics, Inc. (b)	343	14,406
Globus Medical, Inc. - Class A (a) (b)	2,485	45,078
ICU Medical, Inc. (b)	34	2,128
Medtronic, Inc. (a)	934	59,636
Meridian Bioscience, Inc.	99	1,938
Sirona Dental Systems, Inc. (b)	28	2,282
Thoratec Corporation (b)	437	10,925
		142,438
Health Care Providers & Services - 16.2%
AmerisourceBergen Corporation (a)	92	7,120
AMN Healthcare Services, Inc. (a) (b)	2,953	44,649
AmSurg Corporation (a) (b)	1,393	74,929
Bio-Reference Laboratories, Inc. (a) (b)	1,533	44,534
Cardinal Health, Inc. (a)	917	67,583
Chemed Corporation (a)	580	61,254
HealthSouth Corporation (a)	1,779	70,075
Laboratory Corporation of America Holdings (a) (b)	605	64,874

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Health Care - 28.4% (Continued)
Health Care Providers & Services - 16.2% (Continued)
MEDNAX, Inc. (a) (b)	789	$45,170
Owens & Minor, Inc.	65	2,236
Patterson Companies, Inc. (a)	1,277	51,425
PharMerica Corporation (a) (b)	604	15,034
Quest Diagnostics, Inc. (a)	1,038	65,612
Select Medical Holdings Corporation (a)	1,434	20,105
VCA, Inc. (a) (b)	1,326	54,034
		688,634
Health Care Technology - 0.2%
Computer Programs & Systems, Inc. (a)	110	6,758

Pharmaceuticals - 3.6%
AbbVie, Inc.	87	4,809
Depomed, Inc. (b)	998	15,319
Eli Lilly & Company (a)	300	19,068
Endo International plc (a) (b)	213	13,570
Pfizer, Inc. (a)	1,184	34,798
Prestige Brands Holdings, Inc. (a) (b)	1,957	67,732
		155,296
Industrials - 25.4%
Aerospace & Defense - 5.9%
Cubic Corporation (a)	567	25,311
Engility Holdings, Inc. (a) (b)	1,176	41,325
Exelis, Inc. (a)	3,549	61,007
Northrop Grumman Corporation (a)	531	67,554
Raytheon Company (a)	560	53,950
		249,147
Commercial Services & Supplies - 5.2%
ADT Corporation (The)	440	16,218
Avery Dennison Corporation (a)	600	28,878
Deluxe Corporation (a)	1,232	73,366
Performant Financial Corporation (a) (b)	3,568	34,324
Pitney Bowes, Inc. (a)	2,536	68,624
UniFirst Corporation	4	388
		221,798
Construction & Engineering - 1.9%
Argan, Inc.	441	17,662
Fluor Corporation (a)	395	29,187
KBR, Inc. (a)	1,602	35,276
		82,125

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Industrials - 25.4% (Continued)
Electrical Equipment - 1.5%
Babcock & Wilcox Company (The) (a)	986	$28,643
Brady Corporation - Class A (a)	185	4,925
Emerson Electric Company (a)	477	30,537
Generac Holdings, Inc. (b)	7	326
		64,431
Machinery - 5.1%
American Railcar Industries, Inc.	125	9,963
Deere & Company (a)	300	25,227
Dover Corporation	62	5,448
Joy Global, Inc. (a)	545	34,417
Lindsay Corporation (a)	557	43,323
Oshkosh Corporation (a)	509	25,287
PACCAR, Inc. (a)	252	15,828
Valmont Industries, Inc. (a)	413	58,130
		217,623
Professional Services - 5.6%
Dun & Bradstreet Corporation (The) (a)	583	68,432
FTI Consulting, Inc. (a) (b)	397	14,729
Huron Consulting Group, Inc. (a) (b)	423	25,583
Insperity, Inc. (a)	972	28,684
Navigant Consulting, Inc. (a) (b)	2,555	41,621
Resources Connection, Inc. (a)	389	5,956
RPX Corporation (a) (b)	3,608	54,805
		239,810
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (b)	51	6,000

Materials - 13.9%
Chemicals - 11.0%
Albemarle Corporation	62	3,942
American Vanguard Corporation	228	3,064
CF Industries Holdings, Inc. (a)	260	66,994
Cytec Industries, Inc.	97	9,995
Eastman Chemical Company (a)	408	33,648
Ferro Corporation (b)	1,321	17,807
FutureFuel Corporation (a)	3,607	50,209
Innospec, Inc. (a)	212	8,942
Koppers Holdings, Inc. (a)	104	3,859
LyondellBasell Industries N.V. - Class A (a)	230	26,301
Minerals Technologies, Inc.	69	4,321
NewMarket Corporation (a)	109	44,351

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 133.9% (Continued)	Shares	Value
Materials - 13.9% (Continued)
Chemicals - 11.0% (Continued)
OCI Partners, L.P.	536	$11,068
Olin Corporation (a)	2,044	55,781
Rentech Nitrogen Partners, L.P. (a)	268	4,023
Scotts Miracle-Gro Company (The) - Class A (a)	419	24,189
Terra Nitrogen Company, L.P. (a)	417	62,029
Westlake Chemical Corporation (a)	402	39,046
		469,569
Containers & Packaging - 0.6%
Crown Holdings, Inc. (b)	320	15,447
Greif, Inc. - Class A	81	3,879
Sonoco Products Company	102	4,198
		23,524
Metals & Mining - 1.1%
Kaiser Aluminum Corporation (a)	217	17,479
Reliance Steel & Aluminum Company (a)	7	489
Southern Copper Corporation (a)	939	30,809
		48,777
Paper & Forest Products - 1.2%
Louisiana-Pacific Corporation (a) (b)	1,254	17,895
Schweitzer-Mauduit International, Inc. (a)	730	31,273
		49,168

Total Common Stocks (Cost $5,324,144)		$5,694,581

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $25,040)	25,040	$25,040

Total Investments at Value - 134.5% (Cost $5,349,184)		$5,719,621

Liabilities in Excess of Other Assets - (34.5%)		(1,466,105)

Net Assets - 100.0%		$4,253,516

(a)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes (Note 4).
(b)	Non-income producing security.
(c)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2014, representing 0.0% of net assets (Note 1).
(d)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2014 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Consumer Discretionary - 19.1%
Auto Components - 1.1%
Allison Transmission Holdings, Inc.	177	$5,430
BorgWarner, Inc.	86	5,348
Dorman Products, Inc.	11	493
Federal Mogul Holdings Corporation	202	3,448
Gentherm, Inc.	212	10,356
Goodyear Tire & Rubber Company (The)	173	4,493
Johnson Controls, Inc.	18	879
Modine Manufacturing Company	446	6,342
Superior Industries International, Inc.	159	3,093
Visteon Corporation	56	5,667
		45,549
Automobiles - 0.4%
General Motors Company	99	3,445
Harley-Davidson, Inc.	66	4,195
Tesla Motors, Inc.	26	7,012
Winnebago Industries, Inc.	35	866
		15,518
Distributors - 0.4%
Core-Mark Holding Company, Inc.	159	7,658
LKQ Corporation	171	4,856
Pool Corporation	45	2,550
		15,064
Diversified Consumer Services - 0.8%
Graham Holdings Company - Class B	3	2,157
Hillenbrand, Inc.	166	5,551
LifeLock, Inc.	357	5,291
Matthews International Corporation - Class A	102	4,707
Regis Corporation	491	7,419
Service Corporation International	178	3,946
Sotheby's	84	3,428
		32,499
Hotels, Restaurants & Leisure - 5.4%
Aramark	65	1,684
Biglari Holdings, Inc.	17	6,109
BJ's Restaurants, Inc.	220	8,199
Bloomin' Brands, Inc.	281	4,676
Bob Evans Farms, Inc.	142	6,166
Brinker International, Inc.	10	489
Buffalo Wild Wings, Inc.	47	6,944
Burger King Worldwide, Inc.	211	6,760
Carnival Corporation	137	5,190

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Hotels, Restaurants & Leisure - 5.4% (Continued)
Cedar Fair, L.P.	112	$5,543
Cheesecake Factory, Inc. (The)	116	5,214
Chipotle Mexican Grill, Inc.	7	4,751
Churchill Downs, Inc.	80	7,534
Chuy's Holdings, Inc.	198	5,207
ClubCorp Holdings, Inc.	65	1,206
Cracker Barrel Old Country Store, Inc.	42	4,217
Darden Restaurants, Inc.	107	5,063
Del Frisco's Restaurant Group, Inc.	130	2,877
Diamond Resorts International, Inc.	153	3,828
Dunkin' Brands Group, Inc.	67	2,917
Extended Stay America, Inc.	24	573
Fiesta Restaurant Group, Inc.	142	6,971
Hyatt Hotels Corporation - Class A	94	5,743
International Speedway Corporation - Class A	208	6,966
Jack in the Box, Inc.	116	6,896
Krispy Kreme Doughnuts, Inc.	244	4,150
Las Vegas Sands Corporation	73	4,855
Life Time Fitness, Inc.	129	5,947
Marcus Corporation (The)	123	2,240
Marriott International, Inc. - Class A	75	5,205
Marriott Vacations Worldwide Corporation	64	3,814
MGM Resorts International	176	4,307
Norwegian Cruise Line Holdings Ltd.	153	5,096
Papa John's International, Inc.	54	2,138
Penn National Gaming, Inc.	21	237
Red Robin Gourmet Burgers, Inc.	100	5,310
Royal Caribbean Cruises Ltd.	95	6,057
Ruby Tuesday, Inc.	332	2,048
Scientific Games Corporation - Class A	62	629
SeaWorld Entertainment, Inc.	159	3,306
Six Flags Entertainment Corporation	166	6,056
Sonic Corporation	312	6,586
Speedway Motorsports, Inc.	226	4,204
Starbucks Corporation	66	5,135
Starwood Hotels & Resorts Worldwide, Inc.	68	5,749
Texas Roadhouse, Inc.	137	3,643
Vail Resorts, Inc.	94	7,472
Wendy's Company (The)	755	6,153
Wynn Resorts Ltd.	25	4,822
Yum! Brands, Inc.	39	2,825
		229,707

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Household Durables - 2.5%
Cavco Industries, Inc.	91	$6,500
D.R. Horton, Inc.	201	4,358
Ethan Allen Interiors, Inc.	129	3,255
Harman International Industries, Inc.	59	6,790
Jarden Corporation	89	5,321
La-Z-Boy, Inc.	17	363
Leggett & Platt, Inc.	128	4,491
Lennar Corporation - Class A	135	5,289
Libbey, Inc.	86	2,374
M/I Homes, Inc.	256	5,827
MDC Holdings, Inc.	237	6,875
Meritage Homes Corporation	83	3,425
Mohawk Industries, Inc.	41	5,987
Newell Rubbermaid, Inc.	15	503
PulteGroup, Inc.	225	4,324
Ryland Group, Inc. (The)	136	5,046
Standard Pacific Corporation	789	6,604
Stanley Black & Decker, Inc.	14	1,281
Taylor Morrison Home Corporation - Class A	220	4,365
Tempur Sealy International, Inc.	123	7,198
Toll Brothers, Inc.	146	5,196
TRI Pointe Homes, Inc.	43	636
Universal Electronics, Inc.	127	6,943
WCI Communities, Inc.	165	3,292
William Lyon Homes - Class A	81	2,068
		108,311
Internet & Catalog Retail - 1.0%
Amazon.com, Inc.	14	4,747
Groupon, Inc.	675	4,590
HomeAway, Inc.	177	5,876
Liberty Interactive Corporation - Series A	149	4,399
NetFlix, Inc.	11	5,254
NutriSystem, Inc.	231	3,770
Orbitz Worldwide, Inc.	157	1,287
RetailMeNot, Inc.	22	410
Shutterfly, Inc.	151	7,703
TripAdvisor, Inc.	54	5,351
zulily, Inc. - Class A	13	426
		43,813
Leisure Products - 0.2%
Callaway Golf Company	862	6,560
Hasbro, Inc.	37	1,948

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Leisure Products - 0.2% (Continued)
Mattel, Inc.	29	$1,000
Polaris Industries, Inc.	3	436
		9,944
Media - 1.8%
Carmike Cinemas, Inc.	31	1,050
CBS Corporation - Class B	7	415
CBS Outdoor Americas, Inc.	17	584
Charter Communications, Inc. - Class A	22	3,451
Discovery Communications, Inc. - Series A	3	131
Discovery Communications, Inc. - Series C	3	129
DISH Network Corporation - Class A	87	5,639
DreamWorks Animation SKG, Inc. - Class A	238	5,197
E.W. Scripps Company - Class A	342	6,484
Lamar Advertising Company - Class A	132	6,927
Liberty Media Corporation - Class A	26	1,280
Liberty Media Corporation - Class C	30	1,454
Lions Gate Entertainment Corporation	15	486
Live Nation, Inc.	313	6,874
Madison Square Garden Company (The) - Class A	108	7,221
New York Times Company (The) - Class A	76	941
News Corporation - Class A	29	511
Nexstar Broadcasting Group, Inc. - Class A	127	5,796
Regal Entertainment Group - Class A	87	1,831
Rentrak Corporation	97	4,953
Scholastic Corporation	209	7,323
Sirius XM Holdings, Inc.	1,425	5,173
Tribune Media Company - Class A	21	1,602
Tribune Publishing Company	3	58
Twenty-First Century Fox, Inc. - Class A	24	850
Walt Disney Company (The)	18	1,618
		77,978
Multiline Retail - 0.6%
Big Lots, Inc.	57	2,642
Burlington Stores, Inc.	91	3,246
Fred's, Inc. - Class A	408	5,806
Kohl's Corporation	37	2,175
Target Corporation	88	5,286
Tuesday Morning Corporation	474	8,333
		27,488
Specialty Retail - 3.2%
Aaron's, Inc.	21	538
Abercrombie & Fitch Company - Class A	129	5,392

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Specialty Retail - 3.2% (Continued)
Advance Auto Parts, Inc.	10	$1,364
Aéropostale, Inc.	473	1,982
Asbury Automotive Group, Inc.	32	2,230
AutoNation, Inc.	97	5,262
Barnes & Noble, Inc.	415	9,902
bebe stores, inc.	438	1,445
Cabela's, Inc.	98	5,980
CarMax, Inc.	104	5,450
Chico's FAS, Inc.	36	569
Conn's, Inc.	48	2,152
CST Brands, Inc.	59	2,055
Dick's Sporting Goods, Inc.	17	766
Five Below, Inc.	151	6,125
Group 1 Automotive, Inc.	7	561
Haverty Furniture Companies, Inc.	40	931
Home Depot, Inc. (The)	14	1,309
Lithia Motors, Inc. - Class A	86	7,518
Lowe's Companies, Inc.	106	5,566
Lumber Liquidators Holdings, Inc.	39	2,232
Mattress Firm Holding Corporation	10	573
Men's Wearhouse, Inc. (The)	75	4,052
Monro Muffler Brake, Inc.	118	6,106
Office Depot, Inc.	1,313	6,723
O'Reilly Automotive, Inc.	8	1,248
Penske Automotive Group, Inc.	144	6,908
Pep Boys - Manny Moe & Jack (The)	601	6,683
Restoration Hardware Holdings, Inc.	91	7,632
Sears Hometown and Outlet Stores, Inc.	57	1,093
Stage Stores, Inc.	341	5,957
Stein Mart, Inc.	153	1,905
Systemax, Inc.	94	1,370
Tiffany & Company	52	5,249
Tractor Supply Company	76	5,088
Ulta Salon Cosmetics & Fragrance, Inc.	54	5,255
		135,171
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Company	85	6,474
CROCS, Inc.	174	2,688
Deckers Outdoor Corporation	35	3,228
Hanesbrands, Inc.	65	6,674
Kate Spade & Company	205	6,630
Movado Group, Inc.	31	1,151

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Textiles, Apparel & Luxury Goods - 1.7% (Continued)
NIKE, Inc. - Class B	61	$4,792
Oxford Industries, Inc.	17	1,043
PVH Corporation	42	4,903
Quiksilver, Inc.	633	1,842
Skechers U.S.A., Inc. - Class A	167	9,748
Under Armour, Inc. - Class A	103	7,041
Unifi, Inc.	132	3,763
VF Corporation	48	3,078
Vince Holding Corporation	123	4,465
Wolverine World Wide, Inc.	156	4,143
		71,663
Consumer Staples - 15.0%
Beverages - 2.3%
Boston Beer Company, Inc. - Class A	97	21,435
Brown-Forman Corporation - Class B	140	12,973
Coca-Cola Bottling Company Consolidated	231	17,177
Coca-Cola Company (The)	128	5,340
Coca-Cola Enterprises, Inc.	255	12,184
Constellation Brands, Inc. - Class A	151	13,151
Molson Coors Brewing Company - Class B	198	14,642
Monster Beverage Corporation	13	1,149
		98,051
Food & Staples Retailing - 4.3%
Anderson's, Inc. (The)	361	24,826
Casey's General Stores, Inc.	131	9,391
Chefs' Warehouse, Inc. (The)	575	10,862
Costco Wholesale Corporation	99	11,987
Fresh Market, Inc. (The)	181	6,036
Kroger Company (The)	206	10,502
Natural Grocers by Vitamin Cottage, Inc.	568	10,480
PriceSmart, Inc.	187	16,759
Rite Aid Corporation	840	5,225
SpartanNash Company	601	12,915
Sprouts Farmers Market, Inc.	255	7,890
Sysco Corporation	322	12,181
United Natural Foods, Inc.	335	21,537
Walgreen Company	182	11,015
Wal-Mart Stores, Inc.	10	755
Whole Foods Market, Inc.	229	8,963
		181,324
Food Products - 7.0%
Annie's, Inc.	53	1,690

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Consumer Staples - 15.0% (Continued)
Food Products - 7.0% (Continued)
Archer-Daniels-Midland Company	245	$12,216
Boulder Brands, Inc.	580	7,807
Bunge Ltd.	142	12,020
Calavo Growers, Inc.	368	14,334
Cal-Maine Foods, Inc.	285	22,546
Campbell Soup Company	126	5,647
ConAgra Foods, Inc.	368	11,850
Diamond Foods, Inc.	379	10,449
Flowers Foods, Inc.	564	11,043
Fresh Del Monte Produce, Inc.	691	22,071
Hain Celestial Group, Inc. (The)	212	20,852
Hershey Company (The)	56	5,120
Hormel Foods Corporation	65	3,294
Keurig Green Mountain, Inc.	70	9,332
McCormick & Company, Inc.	160	11,150
Mead Johnson Nutrition Company	23	2,199
Mondelēz International, Inc. - Class A	332	12,015
Post Holdings, Inc.	231	8,540
Snyder's-Lance, Inc.	700	19,082
Tootsie Roll Industries, Inc.	731	20,651
TreeHouse Foods, Inc.	317	26,159
WhiteWave Foods Company (The)	766	26,825
		296,892
Household Products - 0.5%
Colgate-Palmolive Company	122	7,897
Kimberly Clark Corporation	100	10,800
Procter & Gamble Company (The)	24	1,995
		20,692
Personal Products - 0.9%
Avon Products, Inc.	546	7,666
Coty, Inc. - Class A	354	6,085
Elizabeth Arden, Inc.	674	11,526
Estée Lauder Companies, Inc. (The) - Class A	157	12,062
Synutra International, Inc.	161	913
		38,252
Tobacco - 0.0% (a)
Universal Corporation	37	1,952

Energy - 10.9%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	9	622
Basic Energy Services, Inc.	132	3,196

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Energy - 10.9% (Continued)
Energy Equipment & Services - 1.6% (Continued)
Bristow Group, Inc.	44	$3,211
Era Group, Inc.	206	5,276
Exterran Holdings, Inc.	44	2,052
Exterran Partners, L.P.	99	2,871
FMC Technologies, Inc.	18	1,113
Gulfmark Offshore, Inc. - Class A	56	2,252
Helix Energy Solutions Group, Inc.	119	3,251
Hercules Offshore, Inc.	106	357
Hornbeck Offshore Services, Inc.	8	349
ION Geophysical Corporation	909	3,136
Key Energy Services, Inc.	775	4,882
McDermott International, Inc.	691	4,975
Parker Drilling Company	432	2,713
Patterson-UTI Energy, Inc.	58	2,003
Pioneer Energy Services Corporation	224	3,445
Rowan Companies plc - Class A	150	4,548
SEACOR Holdings, Inc.	66	5,386
Seventy Seven Energy, Inc.	33	775
TETRA Technologies, Inc.	516	6,089
Tidewater, Inc.	60	3,052
USA Compression Partners, L.P.	35	916
Willbros Group, Inc.	215	2,352
		68,822
Oil, Gas & Consumable Fuels - 9.3%
Access Midstream Partners, L.P.	89	5,727
Anadarko Petroleum Corporation	3	338
Antero Resources Corporation	39	2,256
Approach Resources, Inc.	214	3,826
Athlon Energy, Inc.	46	2,141
Atlas Energy, L.P.	133	5,953
Atlas Resource Partners, L.P.	216	4,346
Bill Barrett Corporation	170	3,871
Boardwalk Pipeline Partners, L.P.	154	3,072
Bonanza Creek Energy, Inc.	45	2,763
Buckeye Partners, L.P.	73	5,767
Cabot Oil & Gas Corporation	129	4,327
Callon Petroleum Company	76	816
Calumet Specialty Products Partners, L.P.	102	3,098
Carrizo Oil & Gas, Inc.	50	3,136
Cheniere Energy Partners, L.P.	41	1,357
Cheniere Energy, Inc.	105	8,427
Chesapeake Energy Corporation	130	3,536
Cloud Peak Energy, Inc.	116	1,822

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Energy - 10.9% (Continued)
Oil, Gas & Consumable Fuels - 9.3% (Continued)
Cobalt International Energy, Inc.	248	$3,807
Comstock Resources, Inc.	138	3,364
Concho Resources, Inc.	43	6,108
CONSOL Energy, Inc.	128	5,156
Contango Oil & Gas Company	32	1,268
Crestwood Equity Partners, L.P.	227	2,894
Crestwood Midstream Partners, L.P.	70	1,635
DCP Midstream Partners, L.P.	89	5,036
Devon Energy Corporation	13	981
Diamondback Energy, Inc.	101	8,721
Enbridge Energy Partners, L.P.	144	5,230
Energen Corporation	48	3,863
Energy Transfer Equity, L.P.	118	7,157
Energy Transfer Partners, L.P.	72	4,136
EnLink Midstream Partners, L.P.	181	5,609
EnLink Midstream, LLC	165	6,782
Enterprise Products Partners, L.P.	152	6,176
EOG Resources, Inc.	6	659
EQT Corporation	57	5,646
EQT Midstream Partners, L.P.	76	7,409
EV Energy Partners, L.P.	146	6,103
Gastar Exploration, Inc.	139	1,093
Genesis Energy, L.P.	109	6,071
Goodrich Petroleum Corporation	30	663
Gulfport Energy Corporation	82	4,797
Hess Corporation	5	506
Holly Energy Partners, L.P.	13	472
Jones Energy, Inc. - Class A	142	2,729
Kinder Morgan, Inc.	137	5,516
Laredo Petroleum, Inc.	211	4,988
Legacy Reserves, L.P.	27	830
Linn Energy, LLC	16	508
LinnCo, LLC	55	1,730
Magellan Midstream Partners, L.P.	57	4,784
Magnum Hunter Resources Corporation	851	5,880
MarkWest Energy Partners, L.P.	74	5,900
Martin Midstream Partners, L.P.	14	550
Matador Resources	229	6,265
Memorial Production Partners, L.P.	128	2,995
MPLX, L.P.	60	3,660
Newfield Exploration Company	59	2,644
NGL Energy Partners, L.P.	137	5,833

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Energy - 10.9% (Continued)
Oil, Gas & Consumable Fuels - 9.3% (Continued)
Noble Energy, Inc.	62	$4,473
NuStar Energy, L.P.	114	7,534
ONEOK Partners, L.P.	61	3,625
ONEOK, Inc.	46	3,229
Par Petroleum Corporation	98	1,772
PDC Energy, Inc.	94	5,648
Phillips 66 Partners, L.P.	1	74
Pioneer Natural Resources Company	24	5,008
Plains All American Pipeline, L.P.	9	539
QEP Midstream Partners, L.P.	23	598
QEP Resources, Inc.	159	5,656
Range Resources Corporation	61	4,794
Regency Energy Partners, L.P.	142	4,683
Rentech, Inc.	1,286	2,881
Resolute Energy Corporation	215	1,726
Rex Energy Corporation	252	3,851
Rose Rock Midstream, L.P.	63	3,842
Sanchez Energy Corporation	176	5,841
SandRidge Energy, Inc.	69	362
SemGroup Corporation - Class A	88	7,720
Spectra Energy Corporation	135	5,624
Summit Midstream Partners, L.P.	66	3,649
Sunoco Logistics Partners, L.P.	106	5,245
Synergy Resources Corporation	474	6,380
Tallgrass Energy Partners, L.P.	40	1,712
Targa Resources Corporation	65	9,071
Targa Resources Partners, L.P.	88	6,547
Tesoro Logistics, L.P.	99	6,958
TransMontaigne Partners, L.P.	18	792
Triangle Petroleum Corporation	466	5,587
Ultra Petroleum Corporation	91	2,414
W&T Offshore, Inc.	50	746
Western Gas Equity Partners	65	3,897
Western Gas Partners, L.P.	73	5,657
Western Refining Logistics, L.P.	18	620
Whiting Petroleum Corporation	27	2,502
Williams Companies, Inc.	125	7,430
Williams Partners, L.P.	99	5,248
WPX Energy, Inc.	285	7,587
		394,255

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Health Care - 19.5%
Biotechnology - 2.4%
ACADIA Pharmaceuticals, Inc.	226	$5,419
Achillion Pharmaceuticals, Inc.	20	231
Aegerion Pharmaceuticals, Inc.	68	2,077
Agios Pharmaceuticals, Inc.	19	878
Alexion Pharmaceuticals, Inc.	2	339
Alnylam Pharmaceuticals, Inc.	66	4,598
ARIAD Pharmaceuticals, Inc.	56	348
Array BioPharma, Inc.	326	1,288
Arrowhead Research Corporation	24	350
Asterias Biotherapeutics, Inc.	10	36
BioCryst Pharmaceuticals, Inc.	74	999
BioMarin Pharmaceutical, Inc.	6	427
Celldex Therapeutics, Inc.	162	2,577
Cepheid	11	440
Chimerix, Inc.	21	536
Clovis Oncology, Inc.	69	3,282
Cubist Pharmaceuticals, Inc.	5	345
Dynavax Technologies Corporation	316	449
Geron Corporation	263	626
Halozyme Therapeutics, Inc.	127	1,207
Hyperion Therapeutics, Inc.	6	155
ImmunoGen, Inc.	64	756
Immunomedics, Inc.	63	210
Incyte Corporation	7	379
Infinity Pharmaceuticals, Inc.	100	1,130
Insmed, Inc.	153	2,131
Intercept Pharmaceuticals, Inc.	15	4,346
InterMune, Inc.	168	12,340
Ironwood Pharmaceuticals, Inc.	308	3,986
Isis Pharmaceuticals, Inc.	129	5,258
Keryx Biopharmaceuticals, Inc.	9	164
KYTHERA Biopharmaceuticals, Inc.	65	2,445
Lexicon Pharmaceuticals, Inc.	1,234	1,876
Medivation, Inc.	39	3,559
Momenta Pharmaceuticals, Inc.	158	1,863
Neurocrine Biosciences, Inc.	68	1,109
Novavax, Inc.	170	797
Orexigen Therapeutics, Inc.	407	2,320
Portola Pharmaceuticals, Inc.	42	1,171
PTC Therapeutics, Inc.	46	1,456
Puma Biotechnology, Inc.	52	13,547
Raptor Pharmaceutical Corporation	169	1,862

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Biotechnology - 2.4% (Continued)
Receptos, Inc.	4	$205
Regeneron Pharmaceuticals, Inc.	1	351
Sangamo BioSciences, Inc.	27	386
Sarepta Therapeutics, Inc.	6	138
Seattle Genetics, Inc.	83	3,653
Spectrum Pharmaceuticals, Inc.	172	1,395
Stemline Therapeutics, Inc.	4	45
Synageva BioPharma Corporation	61	4,402
Synergy Pharmaceuticals, Inc.	105	410
TESARO, Inc.	55	1,626
Vanda Pharmaceuticals, Inc.	10	129
Vertex Pharmaceuticals, Inc.	5	468
XOMA Corporation	264	1,156
		103,676
Health Care Equipment & Supplies - 7.1%
Abiomed, Inc.	161	4,194
Accuray, Inc.	876	7,131
Alere, Inc.	32	1,134
Align Technology, Inc.	68	3,703
Analogic Corporation	63	4,549
AngioDynamics, Inc.	153	2,159
Antares Pharma, Inc.	999	2,348
AtriCure, Inc.	138	2,142
Baxter International, Inc.	160	11,997
Becton, Dickinson and Company	94	11,014
Boston Scientific Corporation	979	12,414
Cardiovascular Systems, Inc.	261	7,436
Cerus Corporation	189	711
CONMED Corporation	11	434
Cooper Companies, Inc. (The)	94	15,325
Cynosure, Inc. - Class A	304	6,849
DENTSPLY International, Inc.	263	12,546
DexCom, Inc.	442	19,536
Edwards Lifesciences Corporation	34	3,375
Endologix, Inc.	476	6,574
GenMark Diagnostics, Inc.	311	3,343
Greatbatch, Inc.	44	2,005
Haemonetics Corporation	346	12,349
HeartWare International, Inc.	85	6,894
Hill-Rom Holdings, Inc.	33	1,446
Hologic, Inc.	544	13,529
IDEXX Laboratories, Inc.	104	12,893

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Health Care Equipment & Supplies - 7.1% (Continued)
Insulet Corporation	386	$13,938
Integra LifeSciences Holdings Corporation	141	7,049
Intuitive Surgical, Inc.	2	940
Invacare Corporation	397	6,090
Merit Medical Systems, Inc.	438	5,479
Neogen Corporation	22	926
NuVasive, Inc.	209	7,336
NxStage Medical, Inc.	535	7,019
OraSure Technologies, Inc.	136	1,133
Quidel Corporation	169	3,988
Spectranetics Corporation (The)	302	8,571
STAAR Surgical Company	438	5,041
Stryker Corporation	159	13,246
Teleflex, Inc.	12	1,314
Volcano Corporation	364	4,528
West Pharmaceutical Services, Inc.	349	15,157
Wright Medical Group, Inc.	245	7,311
ZELTIQ Aesthetics, Inc.	342	7,185
		304,281
Health Care Providers & Services - 3.7%
Acadia Healthcare Company, Inc.	346	17,719
Adeptus Health, Inc. - Class A	27	764
Air Methods Corporation	275	16,131
Amedisys, Inc.	355	7,427
BioScrip, Inc.	642	5,431
Brookdale Senior Living, Inc.	456	15,937
Capital Senior Living Corporation	303	6,930
Envision HealthCare Holdings, Inc.	27	987
ExamWorks Group, Inc.	227	7,480
Express Scripts Holding Company	82	6,062
Healthways, Inc.	386	6,740
Henry Schein, Inc.	71	8,498
HMS Holdings Corporation	106	2,423
LifePoint Hospitals, Inc.	281	21,019
McKesson Corporation	39	7,606
MWI Veterinary Supply, Inc.	48	6,818
Team Health Holdings, Inc.	157	9,188
Universal Health Services, Inc. - Class B	77	8,812
		155,972
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc.	1,004	14,834
athenahealth, Inc.	112	16,177

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Health Care - 19.5% (Continued)
Health Care Technology - 1.5% (Continued)
Cerner Corporation	226	$13,031
Medidata Solutions, Inc.	326	15,172
Quality Systems, Inc.	44	689
Veeva Systems, Inc. - Class A	121	3,627
Vocera Communications, Inc.	26	228
		63,758
Life Sciences Tools & Services - 0.0% (a)
Agilent Technologies, Inc.	6	343
Illumina, Inc.	2	359
Thermo Fisher Scientific, Inc.	3	360
		1,062
Pharmaceuticals - 4.8%
Abbott Laboratories	324	13,686
AcelRx Pharmaceuticals, Inc.	161	1,151
Actavis plc	69	15,662
Akorn, Inc.	38	1,483
Aratana Therapeutics, Inc.	41	476
AVANIR Pharmaceuticals, Inc.	1,677	10,431
BioDelivery Sciences International, Inc.	163	2,608
Bristol-Myers Squibb Company	245	12,409
ContraVir Pharmaceuticals, Inc.	1	1
Endocyte, Inc.	174	1,281
Hospira, Inc.	277	14,886
Impax Laboratories, Inc.	309	7,614
Jazz Pharmaceuticals plc	27	4,399
Lannett Company, Inc.	103	4,056
Mallinckrodt plc	20	1,630
Medicines Company (The)	355	9,092
Merck & Company, Inc.	231	13,885
Mylan, Inc.	269	13,073
Nektar Therapeutics	663	9,454
Pacira Pharmaceuticals, Inc.	184	19,920
Perrigo Company plc	37	5,503
Repros Therapeutics, Inc.	102	2,236
Sagent Pharmaceuticals, Inc.	126	3,505
Salix Pharmaceuticals Ltd.	86	13,684
Supernus Pharmaceuticals, Inc.	57	516
TherapeuticsMD, Inc.	1,024	5,683
Zoetis, Inc.	396	14,034
Zogenix, Inc.	441	595
		202,953

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0%
Aerospace & Defense - 2.6%
AAR Corporation	138	$3,823
AeroVironment, Inc.	145	4,573
American Science & Engineering, Inc.	26	1,505
Astronics Corporation	75	4,706
Astronics Corporation - Class B	1	63
B/E Aerospace, Inc.	67	5,678
Boeing Company (The)	38	4,818
Curtiss-Wright Corporation	111	7,974
DigitalGlobe, Inc.	199	6,044
Esterline Technologies Corporation	53	6,213
GenCorp, Inc.	241	4,442
General Dynamics Corporation	25	3,081
HEICO Corporation	57	2,953
Hexcel Corporation	156	6,426
Honeywell International, Inc.	28	2,666
Huntington Ingalls Industries, Inc.	50	5,106
KEYW Holding Corporation (The)	176	2,082
MOOG, Inc. - Class A	99	7,019
Orbital Sciences Corporation	14	375
Precision Castparts Corporation	9	2,197
Rockwell Collins, Inc.	37	2,848
Spirit Aerosystems Holdings, Inc. - Class A	215	8,245
Taser International, Inc.	152	2,382
Teledyne Technologies, Inc.	67	6,504
Textron, Inc.	157	5,966
Triumph Group, Inc.	9	624
United Technologies Corporation	31	3,347
		111,660
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.	400	3,268
Echo Global Logistics, Inc.	16	415
FedEx Corporation	38	5,619
Hub Group, Inc. - Class A	10	435
United Parcel Service, Inc. - Class B	42	4,088
UTi Worldwide, Inc.	360	3,305
XPO Logistics, Inc.	82	2,540
		19,670
Building Products - 2.0%
A.O. Smith Corporation	48	2,356
AAON, Inc.	60	1,120
American Woodmark Corporation	18	706
Apogee Enterprises, Inc.	131	4,783

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Building Products - 2.0% (Continued)
Armstrong World Industries, Inc.	116	$6,691
Builders FirstSource, Inc.	595	4,106
Fortune Brands Home & Security, Inc.	124	5,358
Gibraltar Industries, Inc.	185	2,943
Griffon Corporation	141	1,758
Lennox International, Inc.	40	3,351
Masco Corporation	228	5,351
Masonite International Corporation	68	3,888
NCI Building Systems, Inc.	269	5,369
Nortek, Inc.	26	2,166
Owens Corning, Inc.	158	5,688
PGT, Inc.	162	1,693
Ply Gem Holdings, Inc.	188	2,217
Quanex Building Products Corporation	242	4,371
Simpson Manufacturing Company, Inc.	123	3,975
Trex Company, Inc.	134	5,038
Universal Forest Products, Inc.	84	3,977
USG Corporation	222	6,431
		83,336
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	63	1,676
Brink's Company (The)	78	2,136
CECO Environmental Corporation	18	253
Clean Harbors, Inc.	113	6,841
Copart, Inc.	43	1,480
Covanta Holding Corporation	279	5,856
EnerNOC, Inc.	123	2,416
G&K Services, Inc. - Class A	25	1,397
Healthcare Services Group, Inc.	147	4,018
Herman Miller, Inc.	84	2,496
InnerWorkings, Inc.	78	676
Interface, Inc.	219	3,730
Iron Mountain, Inc.	191	6,872
KAR Auction Services, Inc.	218	6,575
Kimball International, Inc. - Class B	194	3,081
Knoll, Inc.	98	1,792
McGrath RentCorp	116	4,292
Mobile Mini, Inc.	50	1,958
MSA Safety, Inc.	19	1,052
Multi-Color Corporation	8	371
Republic Services, Inc.	154	6,057
SP Plus Corporation	95	2,057

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
Stericycle, Inc.	44	$5,229
Team, Inc.	99	3,951
Tetra Tech, Inc.	167	4,259
Viad Corporation	57	1,251
Waste Connections, Inc.	115	5,642
Waste Management, Inc.	122	5,730
		93,144
Construction & Engineering - 0.6%
AECOM Technology Corporation	17	643
Aegion Corporation	187	4,611
Ameresco, Inc. - Class A	79	664
Comfort Systems USA, Inc.	104	1,581
Dycom Industries, Inc.	141	4,401
Granite Construction, Inc.	131	4,620
Great Lakes Dredge & Dock Company	401	3,056
Jacobs Engineering Group, Inc.	51	2,749
MasTec, Inc.	25	763
Quanta Services, Inc.	71	2,580
		25,668
Electrical Equipment - 0.7%
Acuity Brands, Inc.	17	2,106
Eaton Corporation plc	29	2,025
Encore Wire Corporation	51	2,165
Franklin Electric Company, Inc.	101	3,834
General Cable Corporation	69	1,481
GrafTech International Ltd.	354	3,090
Polypore International, Inc.	37	1,659
Power Solutions International, Inc.	64	4,374
PowerSecure International, Inc.	31	343
Regal-Beloit Corporation	38	2,701
Roper Industries, Inc.	6	903
SolarCity Corporation	72	4,945
Vicor Corporation	70	574
		30,200
Industrial Conglomerates - 0.1%
General Electric Company	97	2,520

Machinery - 4.2%
Albany International Corporation - Class A	77	2,893
Altra Industrial Motion Corporation	48	1,596
Astec Industries, Inc.	107	4,445
Barnes Group, Inc.	162	5,547

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Machinery - 4.2% (Continued)
Blount International, Inc.	49	$783
Briggs & Stratton Corporation	203	4,088
Caterpillar, Inc.	41	4,472
Chart Industries, Inc.	71	4,749
CIRCOR International, Inc.	30	2,136
CLARCOR, Inc.	28	1,770
Colfax Corporation	84	5,343
Cummins, Inc.	33	4,789
Donaldson Company, Inc.	132	5,526
EnPro Industries, Inc.	55	3,735
ESCO Technologies, Inc.	98	3,528
Federal Signal Corporation	101	1,487
Flowserve Corporation	77	5,844
Gorman-Rupp Company (The)	91	2,824
Harsco Corporation	256	6,195
Ingersoll-Rand plc	7	421
ITT Corporation	123	5,887
John Bean Technologies Corporation	59	1,714
Kennametal, Inc.	138	6,184
Lincoln Electric Holdings, Inc.	13	924
Lydall, Inc.	39	1,080
Manitowoc Company, Inc. (The)	1	29
Meritor, Inc.	189	2,576
Middleby Corporation (The)	69	5,950
Mueller Industries, Inc.	17	497
Mueller Water Products, Inc. - Class A	400	3,692
NACCO Industries, Inc. - Class A	40	2,080
Nordson Corporation	5	405
Pall Corporation	64	5,400
Parker-Hannifin Corporation	7	809
Proto Labs, Inc.	56	4,213
RBC Bearings, Inc.	49	3,029
Rexnord Corporation	95	2,775
SPX Corporation	66	6,867
Tennant Company	42	2,927
Terex Corporation	150	5,612
Timken Company	79	3,578
Titan International, Inc.	208	3,016
TriMas Corporation	76	2,409
Trinity Industries, Inc.	129	6,241
WABCO Holdings, Inc.	57	5,882
Watts Water Technologies, Inc. - Class A	112	7,088

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Machinery - 4.2% (Continued)
Westinghouse Air Brake Technologies Corporation	19	$1,584
Woodward, Inc.	147	7,678
Xylem, Inc.	121	4,508
		176,805
Marine - 0.2%
Kirby Corporation	56	6,680
Matson, Inc.	53	1,431
		8,111
Professional Services - 1.2%
Acacia Research Corporation	266	4,732
Advisory Board Company (The)	112	5,555
Barrett Business Services, Inc.	23	1,361
Corporate Executive Board Company (The)	94	6,196
IHS, Inc. - Class A	42	5,984
Kelly Services, Inc. - Class A	205	3,426
Kforce, Inc.	132	2,649
ManpowerGroup, Inc.	50	3,879
Mistras Group, Inc.	197	4,228
Nielsen Holdings N.V.	86	4,041
Paylocity Holding Corporation	99	2,250
Pendrell Corporation	1,160	1,786
Towers Watson & Company - Class A	4	439
TriNet Group, Inc.	43	1,153
TrueBlue, Inc.	70	1,900
WageWorks, Inc.	92	3,796
		53,375
Road & Rail - 2.0%
AMERCO, Inc.	3	833
ArcBest Corporation	134	4,811
Celadon Group, Inc.	165	3,455
Con-Way, Inc.	152	7,790
CSX Corporation	178	5,502
Genesee & Wyoming, Inc. - Class A	56	5,507
Heartland Express, Inc.	166	3,893
J.B. Hunt Transport Services, Inc.	74	5,591
Kansas City Southern	43	4,960
Knight Transportation, Inc.	144	3,650
Marten Transport Ltd.	215	4,257
Norfolk Southern Corporation	60	6,420
Old Dominion Freight Line, Inc.	96	6,400
Ryder System, Inc.	18	1,626
Saia, Inc.	51	2,421

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Industrials - 17.0% (Continued)
Road & Rail - 2.0% (Continued)
Swift Transportation Company	264	$5,592
Union Pacific Corporation	66	6,948
Werner Enterprises, Inc.	150	3,735
		83,391
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc.	36	1,027
DXP Enterprises, Inc.	3	240
Fastenal Company	109	4,935
H&E Equipment Services, Inc.	128	5,236
Kaman Corporation	27	1,098
MRC Global, Inc.	79	1,961
MSC Industrial Direct Company, Inc. - Class A	19	1,713
Rush Enterprises, Inc. - Class A	54	1,980
Stock Building Supply Holdings, Inc.	93	1,581
Veritiv Corporation	2	89
W.W. Grainger, Inc.	3	739
Watsco, Inc.	23	2,127
		22,726
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Company, LLC	111	8,007
Wesco Aircraft Holdings, Inc.	145	2,659
		10,666
Materials - 10.7%
Chemicals - 3.7%
Advanced Emissions Solutions, Inc.	184	4,009
Air Products and Chemicals, Inc.	56	7,460
Airgas, Inc.	60	6,623
Ashland, Inc.	16	1,715
Axiall Corporation	22	915
Cabot Corporation	197	10,792
Calgon Carbon Corporation	56	1,189
Celanese Corporation - Series A	92	5,754
Chemtura Corporation	352	8,691
Dow Chemical Company (The)	148	7,925
E.I. du Pont de Nemours and Company	87	5,752
Ecolab, Inc.	60	6,889
Flotek Industries, Inc.	46	1,279
FMC Corporation	70	4,630
Huntsman Corporation	244	6,561
International Flavors & Fragrances, Inc.	10	1,016
Intrepid Potash, Inc.	229	3,511
Kraton Performance Polymers, Inc.	266	5,408

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Materials - 10.7% (Continued)
Chemicals - 3.7% (Continued)
Kronos Worldwide, Inc.	384	$6,071
LSB Industries, Inc.	156	6,248
Monsanto Company	4	463
Mosaic Company (The)	19	907
OM Group, Inc.	191	5,081
PolyOne Corporation	316	12,393
Praxair, Inc.	53	6,972
Sensient Technologies Corporation	169	9,483
Taminco Corporation	210	5,029
Tronox Ltd. - Class A	408	12,387
Valhi, Inc.	513	4,042
		159,195
Construction Materials - 0.8%
Eagle Materials, Inc.	136	13,860
Headwaters, Inc.	288	3,741
Martin Marietta Materials, Inc.	74	9,691
Vulcan Materials Company	111	7,035
		34,327
Containers & Packaging - 0.3%
Graphic Packaging Holding Company	159	2,034
Myers Industries, Inc.	99	1,951
Packaging Corporation of America	56	3,807
Rock-Tenn Company - Class A	56	2,753
Sealed Air Corporation	31	1,119
		11,664
Machinery - 4.8%
NN, Inc.	13	379

Metals & Mining - 4.8%
Alcoa, Inc.	589	9,783
Allegheny Technologies, Inc.	309	13,031
Carpenter Technology Corporation	183	10,016
Century Aluminum Company	552	13,789
Coeur Mining, Inc.	620	4,910
Commercial Metals Company	544	9,400
Compass Minerals International, Inc.	104	9,263
Freeport-McMoRan Copper & Gold, Inc.	148	5,383
Globe Specialty Metals, Inc.	329	6,758
Haynes International, Inc.	79	3,917
Hecla Mining Company	1,922	6,285
Horsehead Holding Corporation	387	7,814
Materion Corporation	187	6,102

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 92.2% (Continued)	Shares	Value
Materials - 10.7% (Continued)
Metals & Mining - 4.8% (Continued)
Newmont Mining Corporation	263	$7,125
Nucor Corporation	127	6,899
Reliance Steel & Aluminum Company	89	6,223
Royal Gold, Inc.	183	14,228
RTI International Metals, Inc.	80	2,321
Schnitzer Steel Industries, Inc. - Class A	221	6,119
Steel Dynamics, Inc.	604	14,037
Stillwater Mining Company	586	10,876
SunCoke Energy, Inc.	235	5,642
TimkenSteel Corporation	38	1,816
United States Steel Corporation	79	3,053
US Silica Holdings, Inc.	119	8,545
Worthington Industries, Inc.	250	10,110
		203,824
Paper & Forest Products - 1.1%
Clearwater Paper Corporation	93	6,436
Deltic Timber Corporation	96	6,359
International Paper Company	136	6,589
KapStone Paper and Packaging Corporation	343	10,544
MeadWestvaco Corporation	174	7,482
P.H. Glatfelter Company	223	5,559
Wausau Paper Corporation	491	4,478
		47,447

Total Common Stocks (Proceeds $3,564,039)		$3,922,376

RIGHTS - 0.0% (a)	Shares	Value
Biglari Holdings, Inc. (Proceeds $548)	17	$375

WARRANTS - 0.0%	Shares	Value
Magnum Hunter Resources Corporation (b) (Proceeds $0)	97	$0

Total Securities Sold Short - 92.2% (Proceeds $3,564,587)		$3,922,751

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $0 at August 31, 2014, representing 0.0% of net assets (Note 1).

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2014 (Unaudited)

1.   Securities Valuation

Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the Funds value their securities at the last bid price as reported by NYSE, NASDAQ or other primary exchange for that day. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to the procedures adopted by the Funds’ Board of Trustees. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: the spread between bid and asked prices is substantial; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of August 31, 2014:

Barrow All-Cap Core Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$22,424,929	$-		$-	$22,424,929
Money Market Funds	62,115	-		-	62,115
Total	$22,487,044	$-		$-	$22,487,044

Barrow All-Cap Long/Short Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$5,694,581	$0	(a)	$-	$5,694,581
Money Market Funds	25,040	-		-	25,040
Total	$5,719,621	$-		$-	$5,719,621

Other Financial Instruments:
Common Stocks – Sold Short	$(3,922,376)	$-		$-	$(3,922,376)
Rights – Sold Short	(375)	-		-	(375)
Warrants – Sold Short	-	0	(a)	-	0
Total	$(3,922,751)	$-		$-	$(3,922,751)

(a)	Barrow All-Cap Long/Short Fund holds Level 2 securities which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of August 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of August 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund

Tax cost of portfolio investments	$19,772,425	$5,371,310

Gross unrealized appreciation	$3,470,357	$605,791
Gross unrealized depreciation	(755,738)	(257,480)
Net unrealized appreciation on investments	$2,714,619	$348,311

Net unrealized depreciation on securities sold short	$-	$(436,397)

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of August 31, 2014, the tax cost of securities sold short is $3,486,354 for Barrow All-Cap Long/Short Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.   Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.   Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2014, Barrow All-Cap Long/Short Fund had the following percentages of the value of its net assets invested in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	27.1%	(19.1%)	8.0%
Health Care	28.4%	(19.5%)	8.9%
Industrials	25.4%	(17.0%)	8.4%

As shown above, although the Fund has greater than 25% of the Fund’s net assets invested in long positions in the sectors noted, the Fund’s exposure to these sectors is mitigated by its short positions in the sectors. As stated in the Fund’s principal investment strategy, the Adviser monitors the Fund’s industry exposure to ensure the Fund’s portfolio is significantly diversified.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

CORPORATE BONDS - 97.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.4%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$50,000	$51,375
CCO Holdings, LLC	5.250%	09/30/22	43,000	43,806
Lamar Media Corp.	5.875%	02/01/22	43,000	45,365
Lamar Media Corp.	5.000%	05/01/23	5,000	5,012
MGM Resorts International	6.625%	12/15/21	45,000	50,288
Penske Auto Group, Inc.	5.750%	10/01/22	52,000	54,080
Regal Entertainment Group	5.750%	03/15/22	6,000	6,180
Regal Entertainment Group	5.750%	02/01/25	45,000	45,338
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	52,000	54,860
Walt Disney Co. (The)	2.350%	12/01/22	150,000	146,251
				502,555
Consumer Staples - 3.6%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	98,115
B&G Foods, Inc.	4.625%	06/01/21	58,000	57,275
Spectrum Brands, Inc.	6.625%	11/15/22	2,000	2,175
Wal-Mart Stores, Inc.	2.550%	04/11/23	90,000	88,155
				245,720
Energy - 14.0%
Apache Corp.	3.250%	04/15/22	109,000	111,297
Arch Coal, Inc.	7.250%	10/01/20	46,000	32,200
Bristow Group, Inc.	6.250%	10/15/22	55,000	58,094
Chesapeake Energy Corp.	6.125%	02/15/21	42,000	47,775
Chevron Corp.	2.355%	12/05/22	150,000	146,302
ConocoPhillips Co.	2.400%	12/15/22	150,000	146,625
Denbury Resources, Inc.	4.625%	07/15/23	56,000	54,320
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	20,550
Offshore Group Investment Ltd.	7.125%	04/01/23	42,000	41,895
Peabody Energy Corp.	7.875%	11/01/26	50,000	51,750
Range Resources Corp.	5.000%	08/15/22	46,000	49,162
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	56,000	58,520
Schlumberger Ltd.	3.650%	12/01/23	125,000	131,927
				950,417
Financials - 24.1%
Bank of America Corp.	3.300%	01/11/23	150,000	148,915
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	160,543
General Electric Capital Corp.	3.150%	09/07/22	150,000	152,342
International Lease Finance Corp.	8.625%	01/15/22	35,000	44,056
International Lease Finance Corp.	5.875%	08/15/22	150,000	164,250

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 24.1% (Continued)
JPMorgan Chase & Co.	4.500%	01/24/22	$150,000	$164,598
PNC Financial Services Group, Inc. (The)	2.854%	11/09/22	150,000	148,477
Simon Property Group L.P.	3.750%	02/01/24	100,000	104,177
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	191,187
U.S. Bancorp	2.950%	07/15/22	175,000	174,268
Wells Fargo & Co.	4.125%	08/15/23	175,000	184,095
				1,636,908
Health Care - 8.4%
Bristol-Myers Squibb Co.	3.250%	11/01/23	175,000	177,846
Community Health Systems, Inc.	7.125%	07/15/20	50,000	54,187
DaVita HealthCare Partners, Inc.	5.125%	07/15/24	54,000	54,877
HCA Holdings, Inc.	6.250%	02/15/21	40,000	43,600
HCA Holdings, Inc.	5.875%	05/01/23	17,000	18,148
HealthSouth Corp.	5.750%	11/01/24	54,000	56,970
PerkinElmer, Inc.	5.000%	11/15/21	150,000	163,386
				569,014
Industrials - 16.0%
B/E Aerospace, Inc.	5.250%	04/01/22	46,000	50,025
General Dynamics Corp.	2.250%	11/15/22	150,000	143,408
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	75,000	75,000
Iron Mountain, Inc.	5.750%	08/15/24	54,000	55,755
R.R. Donnelley & Sons Co.	7.625%	06/15/20	4,000	4,580
R.R. Donnelley & Sons Co.	7.875%	03/15/21	41,000	46,535
Raytheon Co.	2.500%	12/15/22	150,000	145,179
Service Corp. International	7.500%	04/01/27	50,000	55,375
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	149,083
Teekay Corp.	8.500%	01/15/20	47,000	53,462
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	43,000	44,720
United Rentals North America, Inc.	6.125%	06/15/23	45,000	48,262
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	167,284	176,903
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-1	8.000%	04/01/21	37,065	42,069
				1,090,356
Information Technology - 5.3%
Equinix, Inc.	5.375%	04/01/23	52,000	53,300
Hewlett-Packard Co.	4.375%	09/15/21	150,000	162,492

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.9% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 5.3% (Continued)
Intel Corp.	2.700%	12/15/22	$150,000	$147,695
				363,487
Materials - 3.7%
Ball Corp.	4.000%	11/15/23	6,000	5,775
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	56,375
Praxair, Inc.	2.200%	08/15/22	150,000	143,317
Vulcan Materials Co.	7.500%	06/15/21	36,000	42,930
				248,397
Telecommunication Services - 10.9%
AT&T, Inc.	2.625%	12/01/22	140,000	135,940
CenturyLink, Inc.	5.800%	03/15/22	5,000	5,300
Comcast Corp.	3.600%	03/01/24	80,000	83,034
Embarq Corp.	7.995%	06/01/36	40,000	45,096
Frontier Communications Corp.	9.000%	08/15/31	50,000	54,250
Intelsat Jackson Holdings S.A.	7.500%	04/01/21	40,000	43,450
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	46,547
Qwest Corp.	6.750%	12/01/21	150,000	174,780
Sprint Communications Co., L.P.	6.000%	11/15/22	56,000	56,140
Verizon Communications, Inc.	5.150%	09/15/23	50,000	56,651
Zayo Group, LLC	8.125%	01/01/20	40,000	43,300
				744,488
Utilities - 4.5%
AES Corp. (The)	7.375%	07/01/21	45,000	51,750
AES Corp. (The)	5.500%	03/15/24	5,000	5,112
Amerigas Finance, LLC	7.000%	05/20/22	55,000	59,950
Ferrellgas, L.P.	6.500%	05/01/21	50,000	51,625
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	27,790
NRG Energy, Inc.	6.625%	03/15/23	46,000	48,990
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	60,000
				305,217

Total Investments at Value - 97.9% (Cost $6,598,547)				$6,656,559

Other Assets in Excess of Liabilities - 2.1%				141,127

Net Assets - 100.0%				$6,797,686

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

1.   Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Fund’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$6,656,559	$-	$6,656,559

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of August 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

Tax cost of portfolio investments	$6,598,547
Gross unrealized appreciation	$128,593
Gross unrealized depreciation	(70,581)
Net unrealized appreciation on investments	$58,012

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 18.1%
Auto Components - 8.5%
Goodyear Tire & Rubber Company (The)	371,995	$9,660,710
Johnson Controls, Inc.	357,591	17,454,017
TRW Automotive Holdings Corporation (a)	165,516	15,937,536
		43,052,263
Household Durables - 2.3%
Jarden Corporation (a)	189,761	11,345,810

Internet & Catalog Retail - 3.7%
Liberty Interactive Corporation - Series A (a)	639,194	18,869,007

Media - 3.6%
Comcast Corporation - Class A	335,904	18,384,026

Consumer Staples - 3.7%
Food & Staples Retailing - 3.7%
CVS Caremark Corporation	237,074	18,835,529

Energy - 10.7%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc.	219,194	18,944,938

Oil, Gas & Consumable Fuels - 7.0%
EOG Resources, Inc.	159,395	17,514,322
Suncor Energy, Inc.	439,596	18,063,000
		35,577,322
Financials - 14.0%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	150,008	18,865,006

Diversified Financial Services - 2.2%
NASDAQ OMX Group, Inc. (The)	255,251	11,095,761

Insurance - 8.1%
Aflac, Inc.	289,853	17,750,598
AmTrust Financial Services, Inc.	112,130	4,937,084
Assurant, Inc.	106,624	7,117,152
Willis Group Holdings plc	266,271	11,175,394
		40,980,228

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 7.3%
Health Care Providers & Services - 7.3%
Aetna, Inc.	222,557	$18,278,606
WellPoint, Inc.	163,056	18,997,655
		37,276,261
Industrials - 17.5%
Aerospace & Defense - 3.7%
Raytheon Company	195,227	18,808,169

Construction & Engineering - 1.1%
AECOM Technology Corporation (a)	147,889	5,596,120

Electrical Equipment - 3.2%
Eaton Corporation plc	233,793	16,321,089

Road & Rail - 5.8%
Avis Budget Group, Inc. (a)	156,790	10,584,893
Hertz Global Holdings, Inc. (a)	632,747	18,697,674
		29,282,567
Trading Companies & Distributors - 3.7%
AerCap Holdings N.V. (a)	315,153	14,954,010
MRC Global, Inc. (a)	152,558	3,786,489
		18,740,499
Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 7.0%
Corning, Inc.	840,548	17,533,831
TE Connectivity Ltd.	288,402	18,077,038
		35,610,869
IT Services - 2.8%
Western Union Company (The)	805,153	14,066,023

Semiconductors & Semiconductor Equipment - 4.0%
Avago Technologies Ltd.	247,921	20,351,835

Software - 3.9%
Symantec Corporation	804,201	19,526,000

Technology Hardware, Storage & Peripherals - 4.9%
Lexmark International, Inc. - Class A	114,731	5,800,799
Western Digital Corporation	186,027	19,162,641
		24,963,440

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 4.4%
Chemicals - 2.9%
Celanese Corporation - Series A	233,493	$14,602,652

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)	245,952	7,572,862

Total Common Stocks (Cost $443,746,819)		$498,668,276

MONEY MARKET FUNDS - 1.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (b) (Cost $7,862,530)	7,862,530	$7,862,530

Total Investments at Value - 99.9% (Cost $451,609,349)		$506,530,806

Other Assets in Excess of Liabilities - 0.1%		751,134

Net Assets - 100.0%		$507,281,940

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 18.1%
Auto Components - 8.6%
Goodyear Tire & Rubber Company (The) (a)	877	$22,776
Johnson Controls, Inc. (a)	837	40,854
TRW Automotive Holdings Corporation (a) (b)	386	37,168
		100,798
Household Durables - 2.2%
Jarden Corporation (a) (b)	443	26,487

Internet & Catalog Retail - 3.7%
Liberty Interactive Corporation - Series A (a) (b)	1,462	43,158

Media - 3.6%
Comcast Corporation - Class A (a)	775	42,416

Consumer Staples - 3.7%
Food & Staples Retailing - 3.7%
CVS Caremark Corporation (a)	545	43,300

Energy - 10.7%
Energy Equipment & Services - 3.7%
National Oilwell Varco, Inc. (a)	498	43,042

Oil, Gas & Consumable Fuels - 7.0%
EOG Resources, Inc. (a)	370	40,656
Suncor Energy, Inc. (a)	1,020	41,912
		82,568
Financials - 14.0%
Capital Markets - 3.7%
Ameriprise Financial, Inc. (a)	348	43,764

Diversified Financial Services - 2.2%
NASDAQ OMX Group, Inc. (The) (a)	593	25,778

Insurance - 8.1%
Aflac, Inc. (a)	676	41,398
AmTrust Financial Services, Inc. (a)	263	11,580
Assurant, Inc. (a)	249	16,621
Willis Group Holdings plc (a)	619	25,979
		95,578

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 7.2%
Health Care Providers & Services - 7.2%
Aetna, Inc. (a)	507	$41,640
WellPoint, Inc. (a)	370	43,109
		84,749
Industrials - 17.5%
Aerospace & Defense - 3.7%
Raytheon Company (a)	449	43,256

Construction & Engineering - 1.1%
AECOM Technology Corporation (a) (b)	345	13,055

Electrical Equipment - 3.2%
Eaton Corporation plc (a)	549	38,326

Road & Rail - 5.8%
Avis Budget Group, Inc. (a) (b)	367	24,776
Hertz Global Holdings, Inc. (a) (b)	1,476	43,616
		68,392
Trading Companies & Distributors - 3.7%
AerCap Holdings N.V. (a) (b)	736	34,923
MRC Global, Inc. (a) (b)	356	8,836
		43,759
Information Technology - 22.2%
Electronic Equipment, Instruments & Components - 7.0%
Corning, Inc. (a)	1,949	40,656
TE Connectivity Ltd. (a)	677	42,435
		83,091
IT Services - 2.8%
Western Union Company (The) (a)	1,874	32,739

Semiconductors & Semiconductor Equipment - 4.0%
Avago Technologies Ltd. (a)	578	47,448

Software - 3.7%
Symantec Corporation (a)	1,807	43,874

Technology Hardware, Storage & Peripherals - 4.7%
Lexmark International, Inc. - Class A (a)	218	11,022
Western Digital Corporation (a)	427	43,985
		55,007

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Materials - 4.4%
Chemicals - 2.9%
Celanese Corporation - Series A (a)	542	$33,897

Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a) (b)	575	17,704

Total Common Stocks (Cost $1,142,758)		$1,152,186

MONEY MARKET FUNDS - 4.6%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (c) (Cost $54,228)	54,228	$54,228

Total Investments at Value - 102.4% (Cost $1,196,986)		$1,206,414

Liabilities in Excess of Other Assets - (2.4%)		(28,228	)(d)

Net Assets - 100.0%		$1,178,186

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2014.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 49.5%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,302	$89,604
Consumer Staples Select Sector SPDR® Fund (The)	470	21,211
Energy Select Sector SPDR® Fund (The)	694	68,526
Financial Select Sector SPDR® Fund (The)	4,440	103,718
Health Care Select Sector SPDR® Fund (The)	688	43,936
Industrial Select Sector SPDR® Fund (The)	2,689	145,260
Materials Select Sector SPDR® Fund (The)	348	17,584
Technology Select Sector SPDR® Fund (The)	2,309	93,006

Total Securities Sold Short - 49.5% (Proceeds $576,736)		$582,845

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2014 (Unaudited)

1.	Securities Valuation

Portfolio securities of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Funds and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund's investments and securities sold short. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds' investments and securities sold short as of August 31, 2014:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$498,668,276	$-	$-	$498,668,276
Money Market Funds	7,862,530	-	-	7,862,530
Total	$506,530,806	$-	$-	$506,530,806

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,152,186	$-	$-	$1,152,186
Money Market Funds	54,228	-	-	54,228
Total	$1,206,414	$-	$-	$1,206,414

Other Financial Instruments:
Exchange-Traded Funds – Sold Short	$(582,845)	$-	$-	$(582,845)

Refer to the Funds' Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of August 31, 2014, the Funds did not have any transfers in and out of any Level. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Funds' policy to recognize transfers into and out of any Level at the end of the reporting period.
2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Values Fund

Tax cost of portfolio investments	$451,632,474	$1,196,986

Gross unrealized appreciation	$59,256,612	$29,217
Gross unrealized depreciation	(4,358,280)	(19,789)
Net unrealized appreciation on investments	$54,898,332	$9,428

Net unrealized depreciation on securities sold short	$-	$(9,214)

As of August 31, 2014, the tax cost of securities sold short is $573,631 for Lyrical U.S. Hedged Value Fund. The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These "book/tax" differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund's prospectus. Among these risks are those associated with investments in exchange-traded funds ("ETF"). ETFs provide their shares to authorized participants in return for a specific basket of securities. The authorized participant then sells the ETF's shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF's shares may trade at a premium (creating the risk that a Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that a Fund's NAV is increased for undervalued ETFs it holds short and that the Fund receives less than NAV when selling an ETF) to the ETF's NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF's ability to track its applicable indices or match the indice's performance. To the extent that a Fund invests in ETFs, there will be additional expenses because the Fund would bear its pro rata portion of such ETF's advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2014, Lyrical U.S. Hedged Value Fund had 49.5% of the value of its net assets invested in Exchange-Traded Funds – Sold Short.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 93.4%	Shares	Value

Commodities - 0.4%
iShares® S&P GSCI™ Commodity-Indexed Trust (a)	100	$3,150
SPDR® Gold Shares (a) (b)	375	46,447
		49,597
Emerging Market Debt - 18.6%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	11,616	1,343,158
Market Vectors Emerging Markets High Yield Bond ETF	7,422	193,195
PowerShares Emerging Markets Sovereign Debt Portfolio	27,050	797,163
		2,333,516
Large Cap Index - 0.7%
SPDR® S&P 500® ETF	425	85,302

Real Estate Investment Trusts (REIT) - 1.1%
SPDR® Dow Jones REIT ETF	500	42,715
Vanguard REIT ETF	1,150	88,757
		131,472
U.S. Fixed Income - 72.6%
Highland/iBoxx Senior Loan ETF	3,392	67,128
iShares® 3-7 Year Treasury Bond ETF	554	67,632
iShares® 7-10 Year Treasury Bond ETF	865	90,739
iShares® 20+ Year Treasury Bond ETF	825	98,216
iShares® iBoxx $ High Yield Corporate Bond Fund	13,525	1,274,596
iShares® TIPS Bond ETF	20,651	2,380,028
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	900	95,139
PowerShares Senior Loan Portfolio	83,038	2,053,530
SPDR® Barclays Convertible Securities ETF	27,909	1,427,545
SPDR® Barclays High Yield Bond ETF	19,225	795,338
SPDR® Barclays Short Term High Yield Bond ETF	24,504	748,597
		9,098,488

Total Exchange-Traded Funds — 93.4% (Cost $11,558,756)		$11,698,375

MONEY MARKET FUNDS - 5.3%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01%(c) (Cost $660,362)	660,362	$660,362

Total Investments at Value — 98.7% (Cost $12,219,118)		$12,358,737

Other Assets in Excess of Liabilities — 1.3%		166,446

Net Assets — 100.0%		$12,525,183

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	The rate shown is the 7-day effective yield as of August 31, 2014.

See accompanying notes to Schedule of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
COMEX miNY Gold Future	9/26/2014	2	$128,650	$(1,041)
S&P® GSCI® Future	9/16/2014	5	763,812	(4,427)
			892,462	(5,468)
Large Cap Index Futures
E-Mini S&P 500® Future	9/19/2014	6	600,075	14,125

Treasury Futures
5-Year U.S. Treasury Note Future	12/31/2014	20	2,376,250	2,588
10-Year U.S. Treasury Note Future	12/19/2014	8	1,006,125	988
U.S. Treasury Long Bond Future	12/19/2014	3	420,094	746
Total Treasury Futures			3,802,469	4,322

Total Futures Contracts			$5,295,006	$12,979

See accompanying notes to Schedule of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

1.   Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Fund and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors determining portfolio investments subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Futures contracts which are traded on commodities exchanges are valued at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$11,698,375	$-	$-	$11,698,375
Money Market Funds	660,362	-	-	660,362
Total	$12,358,737	$-	$-	$12,358,737

Other Financial Instruments
Futures Contracts	$12,979	$-	$-	$12,979

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2014, the Fund did not have any transfers in and out of any Level. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2014:

Cost of portfolio investments	$12,225,427

Gross unrealized appreciation	$150,959
Gross unrealized depreciation	(17,649)

Net unrealized appreciation	$133,310

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.   Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETF”). Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	October 29, 2014

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	October 29, 2014

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	October 29, 2014

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	October 29, 2014

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	October 29, 2014

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 29, 2014

* Print the name and title of each signing officer under his or her signature.